SHARE CAPITAL (Details 1)	3 Months Ended
	Mar. 31, 2019 CAD ($) yr	Mar. 31, 2018 CAD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of options (years) | yr	2.75	3.00
Expected annualized volatility		80.00%
Expected dividend yield
Weighted average Black-Scholes value of each option | $	$ 2.20	$ 3.01
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	1.54%	1.73%
Expected annualized volatility	103.86%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	1.85%	1.99%
Expected annualized volatility	105.68%